Related-Party Transactions - Additional Information (Detail)				1 Months Ended	6 Months Ended
	Jun. 07, 2018 USD ($)	Jun. 07, 2018 BRL (R$)	Apr. 26, 2018 USD ($)	Jul. 07, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 BRL (R$)	Jun. 30, 2018 BRL (R$)
Disclosure of related party [Line Items]
Compensation received					$ 2,700,000	$ 2,900,000
Brazilian Federal Government [Member]
Disclosure of related party [Line Items]
Government established grants for threshold					2,539,000,000				R$ 9,500,000,000
Diesel Price Subsidy Program [member]
Disclosure of related party [Line Items]
Cost of diesel sold per liter	$ 0.02	R$ 0.07
Sales price for diesel per unit							$ 0.08	R$ 0.30
Exchange rate differences by diesel international prices and Us dollar					0.08
Recognition and collection of subsidy					17,000,000
Sales				$ 226,000,000
Accounting receivables					153,000,000
Board Of Directors and Executive Committee [member]
Disclosure of related party [Line Items]
Compensation received			$ 8,000,000		13,000,000	$ 12,000,000
Board members [member]
Disclosure of related party [Line Items]
Compensation received					57,000
Social security and related charges					$ 68,000